Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tortoise Capital Series Trust
Entity Central Index Key	0002034406
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
A Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	A Class
Trading Symbol	TORTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to November 30, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$115	1.16%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund declined 0.7% for the fiscal year ending November 30, 2025, underperforming its benchmark, the Alerian Midstream Energy Select Index, which returned 0.5%. Midstream equities came under pressure beginning in April following the escalation of global tariff actions and the Organization of Petroleum Exporting Countries Plus’ (OPEC+) decision to return curtailed oil supply to the market more quickly than anticipated. This shift toward supply outpacing demand weighed on crude prices, with oil finishing the fiscal year just over $58 per barrel, roughly $10 below its level at the start of the year, dampening broader investor sentiment toward the energy sector. Partially offsetting this pressure was an increasingly constructive outlook for natural gas, supported by rising power generation demand and the continued buildout of U.S. liquefied natural gas (LNG) export capacity.
Fundamentally, North American energy infrastructure equities demonstrated notable resilience amid broader commodity volatility. Modest throughput growth, disciplined capital investment, and strengthened balance sheets supported sector stability. Operators largely delivered in-line results, reaffirmed guidance, advanced key expansion projects, and continued to emphasize dividend growth and share repurchases, reinforcing the sector’s durable income profile. Performance was further underpinned by modest oil and natural gas production growth and the continued buildout of U.S. LNG export capacity, with exports rising from nearly 12 billion cubic feet per day (bcf/d) in 2024 to an average approaching 15 bcf/d in 2025. Within natural gas infrastructure, demand expectations strengthened as gas is increasingly viewed as the primary fuel source for incremental data center power generation, prompting new pipeline expansions and projects serving utilities and, in select cases, data centers directly. Free cash flow remained sufficient to fund elevated capital spending without equity issuance, while M&A activity focused on strategic, synergistic assets. In addition, regulatory developments modestly reduced permitting timelines and administrative burdens. Collectively, these dynamics reinforced the long-term attractiveness of natural gas infrastructure despite near-term sentiment pressure from oil price weakness.

Top Contributors
Enbridge Inc.
TC Energy Corp
Atmos Energy Corp.
Nisource Inc.
National Fuel Gas Co.

Top Detractors
ONEOK Inc.
Targa Resources Corp.
Energy Transfer LP
New Fortress Energy Inc.
Venture Global Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
A Class (without sales charge)	-1.81	24.22	10.04
A Class (with sales charge)	-7.22	22.82	9.42
S&P 500 TR	15.00	15.28	14.63
Tortoise North American Pipeline Index TR	2.99	21.99	12.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature for more recent performance information.
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 3,265,042,838
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 27,282,589
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$3,265,042,838
Number of Holdings	26
Net Advisory Fee	$27,282,589
Portfolio Turnover	18%
30 Day SEC Yield	3.65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
Cheniere Energy, Inc.	8.4%
MPLX LP	7.8%
The Williams Companies, Inc.	7.8%
Targa Resources Corp.	7.4%
Energy Transfer LP	7.3%
TC Energy Corporation	6.6%
DT Midstream, Inc.	4.9%
Enbridge, Inc.	4.9%
ONEOK, Inc.	4.9%
Antero Midstream Corporation	4.9%
Industry Breakdown (% of net assets)

Updated Prospectus Web Address	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature
C Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	C Class
Trading Symbol	TORCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to November 30, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$189	1.91%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund declined 0.7% for the fiscal year ending November 30, 2025, underperforming its benchmark, the Alerian Midstream Energy Select Index, which returned 0.5%. Midstream equities came under pressure beginning in April following the escalation of global tariff actions and the Organization of Petroleum Exporting Countries Plus’ (OPEC+) decision to return curtailed oil supply to the market more quickly than anticipated. This shift toward supply outpacing demand weighed on crude prices, with oil finishing the fiscal year just over $58 per barrel, roughly $10 below its level at the start of the year, dampening broader investor sentiment toward the energy sector. Partially offsetting this pressure was an increasingly constructive outlook for natural gas, supported by rising power generation demand and the continued buildout of U.S. liquefied natural gas (LNG) export capacity.
Fundamentally, North American energy infrastructure equities demonstrated notable resilience amid broader commodity volatility. Modest throughput growth, disciplined capital investment, and strengthened balance sheets supported sector stability. Operators largely delivered in-line results, reaffirmed guidance, advanced key expansion projects, and continued to emphasize dividend growth and share repurchases, reinforcing the sector’s durable income profile. Performance was further underpinned by modest oil and natural gas production growth and the continued buildout of U.S. LNG export capacity, with exports rising from nearly 12 billion cubic feet per day (bcf/d) in 2024 to an average approaching 15 bcf/d in 2025. Within natural gas infrastructure, demand expectations strengthened as gas is increasingly viewed as the primary fuel source for incremental data center power generation, prompting new pipeline expansions and projects serving utilities and, in select cases, data centers directly. Free cash flow remained sufficient to fund elevated capital spending without equity issuance, while M&A activity focused on strategic, synergistic assets. In addition, regulatory developments modestly reduced permitting timelines and administrative burdens. Collectively, these dynamics reinforced the long-term attractiveness of natural gas infrastructure despite near-term sentiment pressure from oil price weakness.

Top Contributors
Enbridge Inc.
TC Energy Corp
Atmos Energy Corp.
Nisource Inc.
National Fuel Gas Co.

Top Detractors
ONEOK Inc.
Targa Resources Corp.
Energy Transfer LP
New Fortress Energy Inc.
Venture Global Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
C Class (without sales charge)	-2.60	23.26	9.24
C Class (with sales charge)	-3.53	23.26	9.24
S&P 500 TR	15.00	15.28	14.63
Tortoise North American Pipeline Index TR	2.99	21.99	12.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature for more recent performance information.
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 3,265,042,838
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 27,282,589
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$3,265,042,838
Number of Holdings	26
Net Advisory Fee	$27,282,589
Portfolio Turnover	18%
30 Day SEC Yield	3.14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
Cheniere Energy, Inc.	8.4%
MPLX LP	7.8%
The Williams Companies, Inc.	7.8%
Targa Resources Corp.	7.4%
Energy Transfer LP	7.3%
TC Energy Corporation	6.6%
DT Midstream, Inc.	4.9%
Enbridge, Inc.	4.9%
ONEOK, Inc.	4.9%
Antero Midstream Corporation	4.9%
Industry Breakdown (% of net assets)

Updated Prospectus Web Address	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	Institutional Class
Trading Symbol	TORIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to November 30, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.91%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund declined 0.7% for the fiscal year ending November 30, 2025, underperforming its benchmark, the Alerian Midstream Energy Select Index, which returned 0.5%. Midstream equities came under pressure beginning in April following the escalation of global tariff actions and the Organization of Petroleum Exporting Countries Plus’ (OPEC+) decision to return curtailed oil supply to the market more quickly than anticipated. This shift toward supply outpacing demand weighed on crude prices, with oil finishing the fiscal year just over $58 per barrel, roughly $10 below its level at the start of the year, dampening broader investor sentiment toward the energy sector. Partially offsetting this pressure was an increasingly constructive outlook for natural gas, supported by rising power generation demand and the continued buildout of U.S. liquefied natural gas (LNG) export capacity.
Fundamentally, North American energy infrastructure equities demonstrated notable resilience amid broader commodity volatility. Modest throughput growth, disciplined capital investment, and strengthened balance sheets supported sector stability. Operators largely delivered in-line results, reaffirmed guidance, advanced key expansion projects, and continued to emphasize dividend growth and share repurchases, reinforcing the sector’s durable income profile. Performance was further underpinned by modest oil and natural gas production growth and the continued buildout of U.S. LNG export capacity, with exports rising from nearly 12 billion cubic feet per day (bcf/d) in 2024 to an average approaching 15 bcf/d in 2025. Within natural gas infrastructure, demand expectations strengthened as gas is increasingly viewed as the primary fuel source for incremental data center power generation, prompting new pipeline expansions and projects serving utilities and, in select cases, data centers directly. Free cash flow remained sufficient to fund elevated capital spending without equity issuance, while M&A activity focused on strategic, synergistic assets. In addition, regulatory developments modestly reduced permitting timelines and administrative burdens. Collectively, these dynamics reinforced the long-term attractiveness of natural gas infrastructure despite near-term sentiment pressure from oil price weakness.

Top Contributors
Enbridge Inc.
TC Energy Corp
Atmos Energy Corp.
Nisource Inc.
National Fuel Gas Co.

Top Detractors
ONEOK Inc.
Targa Resources Corp.
Energy Transfer LP
New Fortress Energy Inc.
Venture Global Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-1.58	24.52	10.34
S&P 500 TR	15.00	15.28	14.63
Tortoise North American Pipeline Index TR	2.99	21.99	12.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature for more recent performance information.
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 3,265,042,838
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 27,282,589
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$3,265,042,838
Number of Holdings	26
Net Advisory Fee	$27,282,589
Portfolio Turnover	18%
30-Day SEC Yield	4.12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
Cheniere Energy, Inc.	8.4%
MPLX LP	7.8%
The Williams Companies, Inc.	7.8%
Targa Resources Corp.	7.4%
Energy Transfer LP	7.3%
TC Energy Corporation	6.6%
DT Midstream, Inc.	4.9%
Enbridge, Inc.	4.9%
ONEOK, Inc.	4.9%
Antero Midstream Corporation	4.9%
Industry Breakdown (% of net assets)

Updated Prospectus Web Address	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature